Financial risk management (Schedule of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities) (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 2,599,074	$ 2,476,571
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	2,599,074	2,476,571
Derivative liabilities	765,425	650,116
Liquidity risk [Member] | Less than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	754,799	862,686
Derivative liabilities	75,528	90,142
Liquidity risk [Member] | Three to six months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,168,349	1,346,315
Derivative liabilities	71,326	382,309
Liquidity risk [Member] | Six to twelve months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	675,926	267,570
Derivative liabilities	$ 618,571	$ 177,665